Other Intangible Assets (Notes)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
Other Intangible Assets
Intangible assets consist of the following:

		September 30, 2018
	Estimated Life (years)	Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer related	5 ‑ 26	$292,115	$(47,348)	$244,767
Proprietary technology	10	49,315	(19,685)	29,630
Trademark	10-15	26,535	(3,563)	22,972
Backlog	1	82,315	(81,764)	551
Other	4	17,175	(8,894)	8,281
Total amortizing intangible assets		467,455	(161,254)	306,201
Indefinite‑lived intangible assets		34,207	—	34,207
Total intangible assets		$501,662	$(161,254)	$340,408

		September 30, 2017
	Estimated Life (years)	Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer related	5 ‑ 26	$265,095	$(31,265)	$233,830
Proprietary technology	10	45,175	(11,390)	33,785
Trademark	10-15	26,149	(4,293)	21,856
Backlog	1	82,277	(80,947)	1,330
Other	4	13,953	(5,215)	8,738
Total amortizing intangible assets		432,649	(133,110)	299,539
Indefinite‑lived intangible assets		34,207	—	34,207
Total intangible assets		$466,856	$(133,110)	$333,746

The Company’s indefinite-lived intangible asset relate to Federal hazardous waste treatment management permits obtained for locations operated by the Integrated Solutions and Services segment. The permits are considered perpetually renewable. The Company performs an indefinite-lived intangible asset impairment analysis on an annual basis during the fourth quarter of the year and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company assessed the carrying value of the permits at the Integrated Solutions and Services segment as of July 1, 2018 using a quantitative analysis outlined in ASU No. 2012-02 to determine whether the existence of events or circumstances would lead to the conclusion that it is more likely than not that the fair values of the permits are less than the carrying amounts. Events and circumstances considered in this review included macroeconomic conditions, new competition, financial performance of the entities which utilizes the permits and other financial and non-financial events. Based on these factors, the Company concluded the fair value of the permits were not more likely than not less than the carrying amounts.
For the amortizing intangible assets, the remaining weighted-average amortization period at September 30, 2018 was as follows:

Years
Customer-related intangibles	13
Proprietary technology	6
Trademarks	9
Other	1
Aggregate net intangible assets	9

Intangible asset amortization was $26,843, $24,559 and $18,185 for the years ended September 30, 2018, 2017 and 2016, respectively. The estimated future amortization expense is as follows:

2019	$31,487
2020	28,045
2021	26,518
2022	25,983
2023	25,501
Thereafter	168,667
Total	$306,201